Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,296.0	€ 1,343.8
Listing and share transaction costs	(27.5)	(27.4)
Total net share capital and capital reserve	1,268.5	1,316.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,296.0	€ 1,343.8
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	153,510,214	156,090,858